Goodwill and Identified Intangible Assets - Schedule of finite-lived intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost	$ 47,780	$ 41,800
Accumulated Amortization	(27,585)	(23,112)
Carrying Amount	20,195	18,688
Marketing-based
Finite-Lived Intangible Assets [Line Items]
Cost	1,400	1,400
Accumulated Amortization	(1,253)	(1,144)
Carrying Amount	$ 147	$ 256
Weighted Average Remaining Life (In Years)	1 year 11 months 15 days	2 years 7 months 2 days
Technology-based
Finite-Lived Intangible Assets [Line Items]
Cost	$ 18,300	$ 18,300
Accumulated Amortization	(15,791)	(13,484)
Carrying Amount	$ 2,509	$ 4,816
Weighted Average Remaining Life (In Years)	2 years 3 days	2 years 6 months 21 days
Customer-based
Finite-Lived Intangible Assets [Line Items]
Cost	$ 27,700	$ 22,100
Accumulated Amortization	(10,506)	(8,484)
Carrying Amount	$ 17,194	$ 13,616
Weighted Average Remaining Life (In Years)	8 years 4 months 13 days	9 years 18 days
Workforce-based
Finite-Lived Intangible Assets [Line Items]
Cost	$ 380
Accumulated Amortization	(35)
Carrying Amount	$ 345
Weighted Average Remaining Life (In Years)	9 years 1 month 6 days